UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21655

A T Funds Investment Trust
(Exact name of registrant as specified in charter)

555 South Flower Street, Suite 3300
Los Angeles, California 90071
(Address of principal executive offices) (Zip code)

Alexander L. Popof, Treasurer
555 South Flower Street, Suite 3300
Los Angeles, California 90071
(Name and address of agent for service)

(213) 233-4545
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  September 30, 2009

Item 1. Reports to Stockholders.

A T FUND OF FUNDS

SEMI-ANNUAL REPORT

September 30, 2009

A T FUND OF FUNDS (In Liquidation)
SCHEDULE OF INVESTMENTS (Liquidation Basis)
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Shares/ Units	Security Description		Fair Value

Common Stock - 2.6%
Guernsey - 2.6%
16,911	Tetragon Financial Group, Ltd.		$32,131
Total Common Stock (Cost $169,110)			32,131

Portfolio Funds - 58.1%
United States - 58.1%
80,871	Marathon Structured Finance Fund, LP		63,781
409,107	Mortgage Opportunity Fund VI, Series A, LP		161,048
359,932	New Ellington Credit Partners, LP		405,343
84	Structured Investment Holdings IV		91,438
Total Portfolio Funds (Cost $933,640)			721,610

Short-term Investments - 44.4%
Money Market Funds - 44.4%
551,841	Dreyfus Treasury & Agency Cash Management		551,841
Total Short-term Investments (Cost $551,841)			551,841

Total Investments (a) - 105.1% (Cost $1,654,591)			$1,305,582
Other Assets and Liabilities, Net - (5.1)%			(63,281)
Total Net Assets - 100.0%			$1,242,301

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes.
Net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$ 53,118
	Gross Unrealized (Depreciation)	(402,127)
	Net Unrealized (Depreciation)	$ (349,009)

Investment Allocation (based on total investments of $1,305,582)

See Notes to Financial Statements.

A T FUND OF FUNDS (In Liquidation)
STATEMENT OF NET ASSETS IN LIQUIDATION (Liquidation Basis)
AS OF SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS
Investments at fair value (Cost $1,654,591)		$ 1,305,582
Receivables:
Due from a related party (see Note 5)		8,383
Due from Portfolio Funds		29,354
Interest		27
Total assets		1,343,346

LIABILITIES
Accrued expenses		101,045
Total liabilities		101,045

NET ASSETS		$ 1,242,301

COMPONENTS OF NET ASSETS
Paid-in capital		$ 4,167,386
Accumulated deficit
Accumulated net loss	(2,132,041)
Accumulated net realized loss on investments in Portfolio Funds	(444,035)
Net unrealized depreciation on investments in Portfolio Funds	(349,009)
Total deficit		(2,925,085)
NET ASSETS		$ 1,242,301

SHARES OUTSTANDING		14,942
NET ASSET VALUE, Offering and Redemption Price Per Share
(10,000,000 shares authorized, $0.01 par value per share):
Based on net assets of $1,242,301 and 14,942 shares outstanding
		$ 83.14

A T FUND OF FUNDS (In Liquidation)
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	Fiscal
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
	(Liquidation Basis)	(Liquidation Basis)

LIQUIDATION ACTIVITIES / OPERATIONS
Net investment income (loss)	$ 7,823	$ (227,743)
Net realized gain (loss) on investments	(873,193)	(87,726)
Net change in unrealized appreciation (depreciation)
of investments	1,063,364	(1,789,758)
Increase (decrease) from operations	197,994	(2,105,227)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	-	-
Payments for shares redeemed	(2,750,000)	(19,900,000)
Decrease from capital share transactions	(2,750,000)	(19,900,000)

Decrease in net assets	(2,552,006)	(22,005,227)

NET ASSETS
Beginning of period	3,794,307	25,799,534
End of period (a)	$ 1,242,301	$ 3,794,307

SHARE TRANSACTIONS
Sale of shares	-	-
Redemption of shares	(34,645)	(213,663)
Decrease in shares	(34,645)	(213,663)

(a) End of period net assets includes an accumulated net investment loss of $2,132,041 as of September 30, 2009 and $2,139,864 as of March 31, 2009.

A T FUND OF FUNDS (In Liquidation)
FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

	For the Six Months Ended, September 30, (Unaudited)		For the Fiscal Year Ended March 31,					Inception (a) through March 31,
	2009		2009		2008	2007	2006	2005

NET ASSET VALUE, Beginning of Year	$76.52		$98.00		$111.34	$104.52	$100.00	$100.00

INVESTMENT OPERATIONS
Net investment income (loss)	0.08	(b)	(1.85)	(b)	(3.73)	(1.84)	(1.69)	-
Net realized and unrealized gains (losses)	6.54		(19.63)		(9.61)	8.64	6.21	-
Total from investment operations	6.62		(21.48)		(13.34)	6.80	4.52	-
Repurchase fee	-		-		-	0.02	-	-
NET ASSET VALUE, End of Year	$83.14		$76.52		$98.00	$111.34	$104.52	$100.00
TOTAL RETURN (c)	8.65%		(21.92)%		(11.98)%	6.53%	4.52%	0.00%

RATIOS/SUPPLEMENTARY DATA
Net assets, end of year (000s omitted)	$1,242		$3,794		$25,800	$35,913	$26,191	$100
Ratios to average net assets: (d)
Expenses	0.50%		2.30%		2.50%	2.50%	2.50%	0.03%
Expenses, excluding reimbursement/waiver of fees	5.46%		6.32%		3.08%	3.34%	4.45%	471.98%
Net investment income (loss)	0.05%		(1.83)%		(2.23)%	(2.25)%	(2.21)%	0.00%
PORTFOLIO TURNOVER RATE (c)	0%		0%		5%	21%	16%	0%

(a) October 8, 2004.
(b) Per share amounts are based on average shares outstanding.
(c) Not annualized for periods less than one year.
(d) Does not reflect the Fund's proportional share of income and expenses of the underlying Portfolio Funds.
Annualized for periods less than one year.

A T FUND OF FUNDS (In Liquidation)
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

Note 1.  Organization

A T Funds Investment Trust (the “Trust”) is a Delaware statutory trust, which was formed on October 8, 2004 (“Inception”), commenced investment operations on May 1, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company.  A T Fund of Funds (the “Fund”) is the sole series of the Trust.  The Fund may issue an unlimited number of shares.  The Board of Trustees of the Trust (the “Board”) has authorized issuance of 10,000,000 shares with a par value of $0.01 per share.  The Fund is a specialized investment vehicle that is referred to as a private “fund of hedge funds.”

Note 2.  Liquidation

On January 30, 2008, the Board approved a plan of liquidation for the Fund.  Accordingly, the Fund is no longer accepting subscriptions for shares, has ceased making new portfolio investments and is seeking to liquidate its current portfolio investments as soon as practicable.  The Fund intends to distribute its net assets to shareholders on a pro rata basis in a series of liquidating distributions.

Note 3.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets resulting from operations during the fiscal period.  Actual amounts could differ from these estimates.

Basis of Accounting - The financial statements reflect the adoption of the liquidation basis of accounting as of April 1, 2008 in accordance with GAAP.  Under the liquidation basis of accounting, all assets are valued at their estimated net realizable values and liabilities are stated at their estimated net settlement amount.  Additionally, a reserve is established for all future estimated general and administrative expenses and other costs to be incurred during the liquidation.  Such expenses and costs were estimated assuming that the Fund will be fully liquidated by December 31, 2009; however, there is no assurance that the Fund will be fully liquidated by that date.  Such expenses and costs were included in the Fund’s net investment income for the period ended September 30, 2009.  Historical information prior to March 31, 2008 is presented on the going-concern basis of accounting.

Portfolio Valuation - The value of the Fund’s net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures approved by the Board.  The net asset value (“NAV”) per share will equal the NAV of the Fund divided by the number of outstanding shares.

A T FUND OF FUNDS (In Liquidation)
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

The Fund’s money market fund investment is valued at $1.00 per share, the price at which shares are readily purchased and sold.  The Fund’s investments in other funds (the “Portfolio Funds”) are valued based upon the values determined by the investment managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the administrator of the respective Portfolio Fund.  As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In cases when a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund determines the fair value of its interest in that Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its assets.

As a result of the suspension of redemptions by the Portfolio Funds and other factors, the Fund is not able to readily liquidate all of its investments.  Although management of the Fund has estimated that the Fund will be fully liquidated by December 31, 2009, it is not possible to know with certainty if the Fund will be able to fully liquidate all of its investments by that date.

The Portfolio Funds invest in a variety of investment grade and non-investment grade fixed-income securities, including but not limited to residential and commercial mortgage-backed securities, corporate debt securities, collateralized mortgage obligations, other asset-backed securities, and other debt instruments.  The Portfolio Funds may also invest in derivative contracts on fixed-income securities, including interest rate swap agreements, futures contracts, forward contracts and over-the-counter options.  The Portfolio Funds account for their investments at fair value.

Due to the inherent uncertainty of the valuation of the Portfolio Funds, the assigned value of the Fund’s investments may differ from the value that would have been used had a ready market for the Portfolio Funds’ interests existed, and the difference could be material.

Security Transactions, Investment Income and Realized Gain and Loss - Investment transactions are accounted for on a trade date basis.  Identified cost of investments sold is used to determine gain and loss for both financial statement and income tax purposes.  The Fund records distributions and withdrawals from Portfolio Funds as ordinary income, capital gain or loss, or return of capital based on its analysis of the transaction in conjunction with tax and accounting information provided by the Portfolio Funds.

Risks - The Portfolio Funds invest primarily in the fixed-income securities markets.  Accordingly, the Fund’s investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject, such as market risk, liquidity risk and credit risk.  The Fund’s ability to make withdrawals from its investments in the Portfolio Funds is restricted as a result of the suspension of redemptions by the Portfolio Funds.  It is not known when the Fund will be able to liquidate its investments in the Portfolio Funds.

A T FUND OF FUNDS (In Liquidation)
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

Income Taxes - The Fund intends to be treated as a partnership for tax purposes.  Accordingly, the shareholders will report their pro rata shares of the Fund’s income or losses in their respective tax returns.  Therefore, no federal or state income tax provision is reflected in the financial statements.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of September 30, 2009, open Federal tax years include the tax year ended December 31, 2006, December 31, 2007 and December 31, 2008.

Distribution Policy - The Fund is in process of liquidating its investment in all of its Portfolio Funds and intends to distribute its net assets to shareholders on a pro rata basis.  (See Notes 2 and 7)

Subsequent Events – In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through November 30, 2009, the date the financial statements were available to be issued.

Note 4.  Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

    Level 1 - Quoted prices in active markets for identical securities.
    Level 2 - Other significant observable inputs (including quoted prices in thinly traded markets).
    Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value).

The inputs or methodology used in valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Level 1 - Quoted prices in active markets        $      551,841
Level 2 - Other significant observable inputs       32,131
Level 3 - Significant unobservable inputs                                   721,610
Total Investments                                                                   $   1,305,582

A T FUND OF FUNDS (In Liquidation)
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

The following is a reconciliation of Level 3 assets:

Balance as of March 31, 2009                                                  $ 976,780
Realized gain (loss)                                                                     (227,890)
Change in unrealized appreciation (depreciation)                   373,712
Net purchases (sales)                                                                 (400,992)
Balance as of September 30, 2009                                      $      721,610

The change in unrealized appreciation (depreciation) included in operations relating to Level 3 investments still held at September 30, 2009 totaled $373,712.

Note 5.  Advisory Fees, Servicing Fees and Other Transactions with Related Parties

Investment Adviser - Pursuant to an investment management agreement, A T Funds, LLC (the “Adviser”) serves as investment adviser to the Fund.  Treesdale Partners, LLC serves as the Fund’s subadviser (the “Subadviser”).

Administration and Other Services - Macquarie Allegiance Capital, LLC, formerly known as Allegiance Investment Management, LLC (the “Administrator”) serves as the Fund’s administrator.  U.S. Bancorp Fund Services, LLC (the “Sub-administrator”) provides sub-administration, portfolio accounting, and transfer agency services to the Fund.  An affiliate of the Sub-administrator provides custody services to the Fund.

The Adviser is owned equally by the Subadviser and the Administrator.  Certain officers and directors of the Adviser are also officers and/or trustees of the Fund.

The Fund paid the Adviser a management fee (the “Management Fee”) each month at the rate of 1/12 of 2% (2% on an annualized basis) of the Fund’s net assets from May 1, 2005 through January 31, 2009.  The Management Fee was computed based on the net assets of the Fund on the first business day of each month, after adjustment for any subscriptions effective on that date.  Effective February 1, 2009, the Adviser has agreed to waive its Management Fee.

The Adviser has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, exclusive of placement fees, sales loads, expenses incurred in connection with any merger or reorganization, short sales dividend expenses, interest, taxes, brokerage commissions, and other extraordinary expenses such as litigation, so that the ratio of expenses to average monthly net assets will not exceed 2.50% per annum through January 31, 2009 and 0.50% per annum thereafter (the “Expense Limitation”).  The Fund is permitted to carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and, subject to approval of the Board, the Fund will reimburse the Adviser such amount, but only to the extent reimbursement does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation.  For the relevant periods through September 30, 2009, the Adviser waived fees and paid or absorbed expenses in the aggregate amount of $965,694.  It is not anticipated that the Advisor will recoup any of that amount.

A T FUND OF FUNDS (In Liquidation)
NOTES TO FINANCIAL STATEMENTS
September 30, 2009 (Unaudited)

Note 6.  Security Transactions

The cost of purchases and the proceeds received or to be received from sales of interests in Portfolio Funds, were $1,270,000 and $1,776,079, respectively, for the six-months ended September 30, 2009.

Note 7.  Share Repurchases

The Board approved various tender offers for the shares of the Fund effective at the end of each calendar quarter from December 31, 2005 through March 31, 2008.  For the years ended March 31, 2007 and 2008, shares in the aggregate amount of $3,736,997 and $8,912,617, respectively, were redeemed from shareholders pursuant to tender offers.

During the year ended March 31, 2009 and the six months ended September 30, 2009, the Fund made liquidating distributions in the aggregate amount of $19,900,000 and $2,750,000, respectively.  The liquidating distributions were made to all shareholders on a pro rata basis.  (See Note 2)

Note 8.  Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

A T FUND OF FUNDS (In Liquidation)
ADDDITIONAL INFORMATION
September 30, 2009 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.  The Fund’s proxy voting record for the twelve-month period ended June 30, 2009 is available without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.

Statement of Additional Information

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 414-765-6149.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s business affairs and exercising all the Trust’s powers except those reserved for shareholders.  The following tables give information about each Board member and certain officers of the Trust.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The addresses for all Trustees and officers is 555 South Flower Street, Suite 3300, Los Angeles, CA 90071, unless otherwise indicated.  Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of A T Funds, LLC, the Fund’s Adviser.  No Trustee is a director of any other public company or registered investment company.

A T FUND OF FUNDS (In Liquidation)
ADDDITIONAL INFORMATION
September 30, 2009 (Unaudited)

Name, Age and Address	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees Mason D. Haupt Born: 1955	Independent Trustee	Since 2007

Soros Fund Management (2008 - present).  Private Investor (2006 - 2008).  Partner, Five Mile Capital Partners; responsible for the Housatonic Fund, a relative value, fixed income hedge fund (2003 - 2006).

Laurie M. O’Loughlin Born: 1959	Independent Trustee	Since 2004	Various positions with Merrill Lynch (1987 - 2002), including Managing Director and Global Head of Credit Products for Market Risk Management, Capital Markets Division (1998 - 2002).
J. Stephan Rapp Born: 1943	Independent Trustee	Since 2004	Real Estate Developer and Member, Development Corp. of Greenwich, LLC (2003 - present). President, Parrot Properties, Inc. (1998 - present).

  Non-Independent Trustee
Mark G. Torline Born: 1956	Trustee and Chief Executive Officer	Since 2004	Chief Executive Officer, Macquarie Allegiance Capital, LLC (the Administrator to the Fund) (1993 - present).

  Officers
Dennis Rhee Born: 1964 c/o Treesdale Partners, LLC 1325 Sixth Avenue, Suite 2302 New York, NY 10019	Chief Operating Officer and Vice President	Since 2004	Managing Partner, Investment Executive Committee member and Co-Founder of Treesdale Partners, LLC (the Subadvisor of the Fund) (2002 - present).
Yung Lim Born: 1961 c/o Treesdale Partners, LLC 1325 Sixth Avenue, Suite 2302 New York, NY 10019	Chief Investment Officer and Vice President	Since 2004	Investment Executive Committee member and Co-Founder of Treesdale Partners, LLC (the Subadvisor of the Fund) (2002 - present).
Alexander L. Popof Born: 1955	Chief Compliance Officer, Chief Financial Officer, Vice President, Secretary and Treasurer	Since 2004	Chief Financial Officer, Macquarie Allegiance Capital, LLC (the Administrator of the Fund) (2004 - present).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund delegates proxy voting decisions to the Adviser, which follows its Proxy Voting Policy and Procedures to vote the Fund’s proxies. The policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities are incorporated by reference to Amendment No. 3 to the Company’s Registration Statement on Form N-2, File No. 811-21655, filed on April 4, 2005.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Registrant's portfolio.

DENNIS RHEE Dennis Rhee is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Rhee co-founded the Subadviser with Yung Lim in August 2002.  Mr. Rhee is responsible for new manager due diligence, business development, and investor relations, and jointly supervises all aspects of the Subadviser's activities.

Mr. Rhee has over nineteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001).  Mr. Rhee worked closely with Yung Lim to create a successful online fixed income operation.  Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators.  Day to day business and technical operations of the securities trading unit ultimately reported to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing.  Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal.  Mr. Rhee was also part of the mortgage-backed securities trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time.  At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist.  At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has an MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Member of the Subadviser and a member of the Subadviser's Investment Executive Committee.  Mr. Lim co-founded the Subadviser with Dennis Rhee in August 2002.  Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Subadviser's activities.

Mr. Lim has over twenty years of experience in the fixed income markets.  His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities (MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001).  Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading.  Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February 1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions.  In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues.  He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets.  He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory.  Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients.  He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies.  During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives.  He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi.  Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT

Material Conflicts Related to Management of Similar Accounts. The Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to the Treesdale Fixed Income Fund, Ltd., Treesdale Fixed Income Fund, LP, and various other funds of hedge funds (collectively, the "Treesdale Funds") which focus on relative value strategies in the fixed income sector, having investment objectives generally similar to those of the Registrant. The Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the offering documents for each of the Treesdale Funds.

Other Accounts Managed by the Portfolio Managers. The chart below includes information regarding the Registrant's portfolio managers, as of December 9, 2009.  Specifically, it shows the number of other portfolios and assets, excluding the Registrant, managed by the Registrant's portfolio managers.

PORTFOLIO MANAGERS	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Yung Lim & Dennis Rhee	0	690,000,000 (13 accounts)	0

COMPENSATION FOR THE PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee are the managing members and owners (the "Managing Members") of the Portfolio Manager and are compensated by the Portfolio Manager's ownership of A T Funds, LLC and from fees collected from the Treesdale Funds. The Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

Through January 31, 2009, A T Funds, LLC collected a fixed management fee from A T Fund of Funds, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund).  Effective February 1, 2009, A T Funds, LLC ceased charging a management fee to A T Fund of Funds.  The Portfolio Manager also collects incentive and management fees from the Treesdale Funds (as described within the Confidential Offering Memorandums for each of the Treesdale Funds).

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of September 30, 2009, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 14 shares of the Fund, valued at approximately $1,163.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.  There were no purchases during the reporting period.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls and Procedures.

(a)
The registrant's Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) A copy of each written solicitation to purchase securities under Rule 23c-1 of the Investment Company Act of 1940 as amended. Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A T Funds Investment Trust

By (Signature and Title)* /s/  Mark G. Torline
                                                    Mark G. Torline
                                                    Chief Executive Officer

Date 12/10/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Mark G. Torline
                                                    Mark G. Torline
                                                    Chief Executive Officer

Date 12/10/09

By (Signature and Title)* /s/  Alexander L. Popof
                                                    Alexander L. Popof
                                                    Chief Financial Officer

Date 12/10/09

* Print the name and title of each signing officer under his or her signature.